UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISOR'S INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.0%

                                                        SHARES          VALUE
                                                     ------------   ------------
AEROSPACE & DEFENSE - 1.5%
   Moog, Cl A *                                            55,976   $  1,677,041
                                                                    ------------
APPAREL/TEXTILES - 1.4%
   Wolverine World Wide                                    85,400      1,549,156
                                                                    ------------
BANKS - 11.3%
   Associated Banc-Corp                                   108,000      1,690,200
   Astoria Financial                                      118,500      1,075,980
   Bancorpsouth                                            90,200      1,704,780
   FirstMerit                                              99,000      1,600,830
   Pacific Capital Bancorp                                 97,900      1,038,719
   Prosperity Bancshares                                   71,500      1,934,075
   TCF Financial                                          131,712      1,631,912
   United Bankshares                                       75,700      1,588,943
                                                                    ------------
                                                                      12,265,439
                                                                    ------------
BUILDING & CONSTRUCTION SUPPLIES - 1.5%
   Beacon Roofing Supply *                                127,800      1,626,894
                                                                    ------------
BUSINESS SERVICES - 3.0%
   Navigant Consulting *                                  108,400      1,553,372
   Watson Wyatt Worldwide, Cl A                            37,100      1,725,150
                                                                    ------------
                                                                       3,278,522
                                                                    ------------
COAL MINING - 1.1%
   Foundation Coal Holdings                                74,600      1,210,012
                                                                    ------------
COMMERCIAL SERVICES - 1.5%
   SYKES Enterprises *                                     97,700      1,632,567
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.8%
   Avocent *                                              116,100      1,666,035
   Blue Coat Systems *                                    149,700      1,435,623
                                                                    ------------
                                                                       3,101,658
                                                                    ------------

THE ADVISOR'S INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
COMPUTER SOFTWARE - 1.6%
   Informatica *                                          134,300   $  1,713,668
                                                                    ------------
CONSUMER PRODUCTS - 3.2%
   Alberto-Culver, Cl B                                    71,800      1,756,228
   Matthews International, Cl A                            45,492      1,771,459
                                                                    ------------
                                                                       3,527,687
                                                                    ------------
DISTRIBUTION/WHOLESALE - 1.5%
   Watsco                                                  47,900      1,583,095
                                                                    ------------
ELECTRONIC EQUIPMENT - 2.7%
   Arrow Electronics *                                     69,900      1,332,993
   National Instruments                                    76,000      1,631,720
                                                                    ------------
                                                                       2,964,713
                                                                    ------------
ELECTRONIC EQUIPMENTS & CONTROLS - 1.5%
   Woodward Governor                                       80,863      1,663,352
                                                                    ------------
ENERGY EQUIPMENT & SERVICES - 3.9%
   Atwood Oceanics *                                       82,500      1,373,625
   Dril-Quip *                                             46,300      1,134,350
   Shaw Group *                                            60,900      1,693,020
                                                                    ------------
                                                                       4,200,995
                                                                    ------------
ENTERTAINMENT - 1.6%
   WMS Industries *                                        76,000      1,688,720
                                                                    ------------
ENVIRONMENTAL SERVICES - 1.4%
   Clean Harbors *                                         29,300      1,567,843
                                                                    ------------
FOOD & BEVERAGE - 3.5%
   Hain Celestial Group *                                  66,794      1,016,605
   J&J Snack Foods                                         32,661      1,140,195
   TreeHouse Foods *                                       63,300      1,670,487
                                                                    ------------
                                                                       3,827,287
                                                                    ------------

THE ADVISOR'S INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
GAS UTILITIES - 4.9%
   New Jersey Resources                                    84,050   $  3,369,565
   WGL Holdings                                            60,900      1,954,890
                                                                    ------------
                                                                       5,324,455
                                                                    ------------
INDUSTRIAL - 2.2%
   Kaydon                                                  47,400      1,289,280
   Nordson                                                 35,100      1,060,371
                                                                    ------------
                                                                       2,349,651
                                                                    ------------
INSURANCE - 6.3%
   Hanover Insurance Group                                 47,700      1,928,034
   Platinum Underwriters Holdings                          56,800      1,579,608
   Tower Group                                             70,900      1,777,463
   Validus Holdings                                        71,000      1,620,220
                                                                    ------------
                                                                       6,905,325
                                                                    ------------
MACHINERY - 1.1%
   Toro                                                    38,900      1,151,829
                                                                    ------------
MATERIALS & PROCESSING - 3.0%
   Clarcor                                                 53,300      1,617,122
   Schnitzer Steel Industries, Cl A                        41,000      1,610,070
                                                                    ------------
                                                                       3,227,192
                                                                    ------------
MEDICAL PRODUCTS & SERVICES - 11.4%
   Amsurg, Cl A *                                          76,500      1,498,635
   BioMarin Pharmaceutical *                              100,400      1,933,704
   Catalyst Health Solutions *                             74,500      1,640,490
   Emergency Medical Services, Cl A *                      31,600      1,059,232
   Haemonetics *                                           27,135      1,605,035
   HMS Holdings *                                          40,600      1,256,570
   Owens & Minor                                           44,717      1,778,395
   PSS World Medical *                                    105,500      1,675,340
                                                                    ------------
                                                                      12,447,401
                                                                    ------------
MISCELLANEOUS CONSUMER SERVICES - 1.6%
   Bankrate *                                              52,250      1,743,060
                                                                    ------------

THE ADVISOR'S INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
PACKAGING - 1.6%
   Silgan Holdings                                         38,400   $  1,760,256
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 6.4%
   EastGroup Properties                                    55,100      1,673,938
   Entertainment Properties Trust                          68,900      1,560,585
   Healthcare Realty Trust                                111,800      1,845,818
   National Retail Properties                             131,600      1,898,988
                                                                    ------------
                                                                       6,979,329
                                                                    ------------
RESTAURANTS - 1.4%
   Panera Bread, Cl A *                                    32,700      1,536,246
                                                                    ------------
RETAIL - 4.1%
   Aeropostale *                                           81,600      1,722,576
   Fossil *                                                92,223      1,064,253
   Gymboree *                                              68,200      1,670,900
                                                                    ------------
                                                                       4,457,729
                                                                    ------------
SECURITIES BROKERAGE/DEALERS - 1.2%
   Investment Technology Group *                           57,800      1,253,104
                                                                    ------------
SEMICONDUCTORS - 2.4%
   Netlogic Microsystems *                                 52,200      1,107,162
   Skyworks Solutions *                                   361,300      1,560,816
                                                                    ------------
                                                                       2,667,978
                                                                    ------------
TRANSPORTATION - 1.4%
   Forward Air                                             77,046      1,560,952
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $129,028,188)                                            102,443,156
                                                                    ------------
EXCHANGE TRADED FUND - 1.0%
   iShares Russell 2000 Index Fund
      (Cost $1,159,140)                                    25,000      1,112,000
                                                                    ------------

THE ADVISOR'S INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENTS (A) - 4.6%

                                                        SHARES          VALUE
                                                     ------------   ------------
   HighMark Treasury Money Market
      Fund, 0.050%                                        543,781   $    543,781
   HighMark U.S. Government Money Market
      Fund, 0.190%                                      4,457,975      4,457,975
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $5,001,756)                                                5,001,756
                                                                    ------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $135,189,084) +                                         $108,556,912
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $108,943,006.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

CL   - CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $135,189,084, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,683,979 AND $(29,316,151), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISOR'S INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN
SECURITIES            LEVEL 1      LEVEL 2   LEVEL 3      TOTAL
--------------      ------------   -------   -------   ------------
FMA Small
Company Portfolio   $108,556,912     $--       $--     $108,556,912

FMA-QH-001-1100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009